Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	25-0776600
Plan number	002
Contributions Not Corrected	$ 0
Contributions Corrected Outside VFCP	1,195
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction	$ 0